Commitments, Contingencies and Uncertainties (Details Narrative) (10-K)	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) ft² Integer	Dec. 31, 2019 USD ($) ft² Integer
Number of operating leases | Integer	2	2
Operating lease payment	$ 450	$ 450
Building expenses	$ 330	$ 330
San Diego Farmers Outlet, Inc [Member]
Area Of Land | ft²	10,000	10,000
Operating lease, term of contract	5 years	5 years
Operating lease, liability, payments monthly	$ 6,000	$ 6,000
Lease Expiration Date	Apr. 30, 2023	Apr. 30, 2023
Seaport Meat Company's [Member]
Area Of Land | ft²		17,000
Operating lease, term of contract		5 years
Operating lease, liability, payments monthly		$ 14,750
Lease Expiration Date		Nov. 30, 2024